Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid service contracts	$ 481	$ 21	$ 2,018
Prepaid professional services		5	126
Income tax credit receivable	172	0
Prepaid tax	280	65	44
Prepaid rent	0	64	0
Prepaid Insurance	1,543	16
Other	130	215
Other		226	84
Prepaid expenses and other current assets	$ 2,606	$ 381	$ 2,272